NOTE 18 WARRANTS (Details) (USD $)	12 Months Ended				114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)	4,000,000	4,800,000	2,250,000	13,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 696,648	$ 496,827			$ 696,648
Debt Instrument, Unamortized Discount	0	0			0
Gain (loss) on equity modification	(85,399)	0			(85,399)
Purchase Option Agreement [Member] | Ruby Development Company [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)				10,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			152,415	149,896
Warrants, Term of Warrants			5 years	2 years
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			2,519
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			$ 0.02
Warrants Issued with Debt [Member] | Convertible Note on September 27, 2010 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)				1,500,000
Debt Instrument, Unamortized Discount				22,475
Warrants Issued with Terms of Convertible Note [Member] | Convertible Note on September 27, 2010 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)				1,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				14,195
Debt Instrument, Unamortized Discount				9,965
Amendment to Purchase Option Agreement [Member] | Ruby Development Company [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)			2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			219,940
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			$ 0.10
Modification of Note Payable [Member] | Ruby Development Company [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		175,047
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.09
Warrants Issued for Mortgage Modification [Member] | Ruby Development Company [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)	4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.04				$ 0.04
Ruby Development Company [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)	4,000,000	2,000,000	2,000,000	10,000,000
Warrants, Term of Warrants	5 years	5 years	5 years	5 years
Class of Warrant or Right, Expired, Reset and Extended (in Shares)	14,000,000
Gain (loss) on equity modification	85,399
Warrants exercisable at $0.07 [Member] | Convertible Note on June 19, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		750,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		49,978
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.07
Warrants exercisable at $0.14 [Member] | Convertible Note on June 19, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		750,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		47,431
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.14
Convertible Note on September 27, 2010 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Debt Instrument, Face Amount				50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)				$ 0.05
Convertible Note on December 30, 2010 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)			500,000	500,000
Debt Instrument, Face Amount				50,000
Debt Instrument, Unamortized Discount				14,195
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.05		$ 0.05
Convertible Note on December 29, 2011 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)			250,000
Debt Instrument, Face Amount			25,000
Debt Instrument, Unamortized Discount			20,568
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			$ 0.115
Convertible Note on February 2, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		52,779
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.13
Convertible Note on March 15, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		45,268
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.09
Convertible Note on May 16, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,411
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.07
Convertible Note on May 30, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,421
Warrants, Term of Warrants		5 years
Debt Instrument, Face Amount		25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.06
Convertible Note on June 19, 2012 [Member] | Tangiers Investors, LP [Member]
NOTE 18 WARRANTS (Details) [Line Items]
Debt Instrument, Face Amount		$ 100,000